FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of Foreign Currency Risk
	September 30, 2021		December 31, 2020
	MXN	CDN	MXN	CDN
Cash	$7,017	$2,655	$36,896	$2,831
Long-term investments	-	4,210	-	5,317
Reclamation bonds	-	6	-	6
Amounts receivable	-	29	-	20
Accounts payable and accrued liabilities	(11,775)	(302)	(22,972)	(157)
Due to related parties	-	(263)	-	(196)
Finance lease obligations	(582)	(385)	(1,543)	(448)
Net exposure	(5,340)	5,951	12,381	7,373
US dollar equivalent	$(262)	$4,670	$620	$5,791

Schedule of Fair Value On Recurring Basis
	Level 1	Level 2	Level 3
Financial assets
Cash	$22,341	$-	$-
Amounts receivable	-	1,513	-
Long-term investments	3,304	-	40
Total financial assets	$25,645	$1,513	$40
Financial liabilities
Warrant liability	-	-	(761)
Total financial liabilities	$-	$-	$(761)

Schedule of Fair Value Assumption
	September 30, 2021	March 11, 2021
Weighted average assumptions:
Risk-free interest rate	0.52%	0.26%
Expected dividend yield	0%	0%
Expected life (years)	2.45	3.00
Expected stock price volatility	128.00%	129.51%
Weighted average fair value at grant date	C$0.17	C$0.32

Schedule of Contractual Obligations and Commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$3,079	$3,079	$-	$-
Amounts due to related parties	175	175	-	-
Minimum rental and lease payments	303	64	83	156
Finance lease obligations	1,167	398	769	-
Total	$4,724	$3,716	$852	$156